Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	8,616.21
Total Transaction Valuation	62,391,125
Total Offset Amount	8,616.21
Net Fee	$ 0